Note 7 - Right-of-use Asset and Lease Obligation - Lease Obligation (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Lease obligation as of January 1, 2020	$ 574,762
Accretion on lease liability	21,990
Lease payment	(58,800)
Lease obligation at June 30, 2020	537,952
Current lease obligations		$ 38,306	$ 75,116
Long-term lease obligations		499,646	499,646
Total lease liabilities	$ 537,952	$ 537,952	$ 574,762